Operating leases and other commitment (Tables)	3 Months Ended
Mar. 31, 2023
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Renewed office lease	-
Amortization	(54,719)
Balances as of March 31, 2023	$103,665

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Amortization	(55,499)
Balances as of March 31, 2022	$328,470

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Renewed office lease	-
Repayments of lease liability	(60,434)
Interest expense	1,639
Balances as of March 31, 2023	$114,147
Lease liability due within one year	$114,147
Lease liability long term	$-
(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(58,520)
Interest expense	5,962
Balances as of March 31, 2022	$338,901
Lease liability due within one year	$231,231
Lease liability long term	$107,670